Business Combinations (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Revenues	$ 1,977,629	$ 1,985,067	$ 7,666,827	$ 5,716,007	$ 7,880,467	$ 8,496,687
Net income (loss)	$ (1,391,547)	$ (438,503)	$ (3,067,224)	$ (3,408,754)	$ (1,837,096)	$ (504,113)
Net income (loss) per common share, basic and diluted	$ (0.71)	$ (0.23)	$ (1.56)	$ (1.97)	$ (0.07)	$ (0.03)